RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Stock option grants	0	0	965,000
Stock option grant price range	$ 0	$ 0	$ 0.24
Officers and directors [Member]
Related Party Transaction [Line Items]
Consulting fees paid or accrued to officers or their companies	$ 701,957	$ 850,028	$ 610,821
Directors' fees	$ 2,257	$ 2,316	$ 2,310
Stock option grants	0	0	610,000
Stock option grant price range	$ 0	$ 0	$ 0.24